Summary of Significant Accounting Policies - Summary of Changes in Warranty Provision (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Standard product warranty provision	$ 27	$ 61
Maximum [Member]
Product Warranty Liability [Line Items]
Standard product warranty provision		$ 1